Note 7 - Income Taxes Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Federal	$ (3)	$ (2)
State	62	75
Current	59	73
	$ 59	$ 73